Transition to IFRS 9 - Schedule of Impact on Transition to IFRS 9 on Allowance for Credit Loss (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2017	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		$ 2,094	$ 1,870
IAS 39 [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	$ 1,576
IAS 39 [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	420
IAS 39 [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	1,996
IAS 39 [member] | Residential mortgages [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	69
IAS 39 [member] | Residential mortgages [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	24
IAS 39 [member] | Residential mortgages [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	93
IAS 39 [member] | Consumer installment and other personal [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	343
IAS 39 [member] | Consumer installment and other personal [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	136
IAS 39 [member] | Consumer installment and other personal [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	479
IAS 39 [member] | Credit Card [Member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	243
IAS 39 [member] | Credit Card [Member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	243
IAS 39 [member] | Business and government loans [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	785
IAS 39 [member] | Business and government loans [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	233
IAS 39 [member] | Business and government loans [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	1,018
IAS 39 [member] | Allowance for credit losses related to loans [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	1,440
IAS 39 [member] | Allowance for credit losses related to loans [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	393
IAS 39 [member] | Allowance for credit losses related to loans [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	1,833
IAS 39 [member] | Allowance for off balance sheet positions [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	136
IAS 39 [member] | Allowance for off balance sheet positions [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	27
IAS 39 [member] | Allowance for off balance sheet positions [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	163
Remeasurement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Remeasurement of allowance for credit losses	(70)
Remeasurement [member] | Residential mortgages [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Remeasurement of allowance for credit losses	(20)
Remeasurement [member] | Consumer installment and other personal [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Remeasurement of allowance for credit losses	71
Remeasurement [member] | Credit Card [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Remeasurement of allowance for credit losses	41
Remeasurement [member] | Business and government loans [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Remeasurement of allowance for credit losses	(246)
Remeasurement [member] | Allowance for credit losses related to loans [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Remeasurement of allowance for credit losses	(154)
Remeasurement [member] | Allowance for remaining financial assets [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Remeasurement of allowance for credit losses	8
Remeasurement [member] | Allowance for off balance sheet positions [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Remeasurement of allowance for credit losses	76
IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	1,926	2,094	1,870
IFRS9 [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	450
IFRS9 [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	1,056
IFRS9 [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	420
IFRS9 [member] | Residential mortgages [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	73	86	102	$ 99
Remeasurement of allowance for credit losses		(6)	(24)
IFRS9 [member] | Residential mortgages [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	16
IFRS9 [member] | Residential mortgages [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	33
IFRS9 [member] | Residential mortgages [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	24
IFRS9 [member] | Consumer installment and other personal [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	550
IFRS9 [member] | Consumer installment and other personal [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	70
IFRS9 [member] | Consumer installment and other personal [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	344
IFRS9 [member] | Consumer installment and other personal [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	136
IFRS9 [member] | Credit Card [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	284
IFRS9 [member] | Credit Card [Member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	63
IFRS9 [member] | Credit Card [Member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	221
IFRS9 [member] | Business and government loans [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	772	1,145	915	$ 912
Remeasurement of allowance for credit losses		$ (389)	$ (263)
IFRS9 [member] | Business and government loans [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	205
IFRS9 [member] | Business and government loans [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	334
IFRS9 [member] | Business and government loans [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	233
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	1,679
IFRS9 [member] | Allowance for credit losses related to loans [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	354
IFRS9 [member] | Allowance for credit losses related to loans [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	932
IFRS9 [member] | Allowance for credit losses related to loans [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	393
IFRS9 [member] | Allowance for remaining financial assets [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	8
IFRS9 [member] | Allowance for remaining financial assets [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	7
IFRS9 [member] | Allowance for remaining financial assets [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	1
IFRS9 [member] | Allowance for off balance sheet positions [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	239
IFRS9 [member] | Allowance for off balance sheet positions [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	89
IFRS9 [member] | Allowance for off balance sheet positions [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	123
IFRS9 [member] | Allowance for off balance sheet positions [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	$ 27